INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 14,386
Cost at end of year	11,767	$ 14,386
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	15,695	12,515
Additions, net of disposals	102	109
Acquisitions through business combinations	532	3,248
Assets reclassified as held for sale	0	(1)
Non-cash (disposals) additions(2)	(2,118)	15
Foreign currency translation	(978)	(191)
Cost at end of year	$ 13,233	$ 15,695